Deferred Revenue (Tables)	12 Months Ended
Mar. 31, 2024
Deferred Revenue [Abstract]
Schedule of Deferred Revenue	Deferred revenue as of March 31, 2023 and 2024 consisted of the following:
	As of March 31,
	2023	2024
	HKD	HKD	US$
Payments received from our clients in advance of performance obligations	$270,239	$296,304	$37,862
	As of March 31,
	2023	2024
	HKD	HKD	US$
Beginning balance	$248,809	$270,239	$34,531
Decrease in deferred revenue included in the beginning balance as a result of recognition of revenue during current year	(244,484)	(266,740)	(34,084)
Increase in deferred revenue as result of cash collected in current year in advance of satisfaction of performance obligations	265,914	292,805	37,415
Ending balance	$270,239	$296,304	$37,862